Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Liquidity

(3) Liquidity

Zoom’s cash balance on June 30, 2011 was $0.9 million, down $86 thousand from December 31, 2010. Zoom’s $0.6 million loss for the first half of 2011, $0.2 million increase in inventory, and $0.3 million increase in accounts receivable decreased cash, and Zoom’s $1.0 million increase in current liabilities increased cash.

On June 30, 2011 the Company had working capital of $3.5 million including $0.9 million in cash and cash equivalents.  On December 31, 2010 we had working capital of $4.2 million including $1.0 million in cash and cash equivalents. Our current ratio at June 30, 2011 was 2.5 compared to 4.4 at December 31, 2010. The most significant reason for the decreases in working capital and current ratio was Zoom’s loss of $0.6 million for the first half of 2011, and another significant factor was consigned inventory at one major retailer for two new mobile broadband routers. Zoom has no long-term debt.

To conserve cash and manage our liquidity, we have implemented cost-cutting initiatives including the reduction of employee headcount and overhead costs. On June 30, 2011 we had a headcount of 37, including 30 full-time employees and 7 part-time employees compared to 39 as of June 30, 2010. As of July 28, 2011 we had 36 full-time and part-time employees.  We plan to continue to assess our cost structure as it relates to our revenues and cash position, and we may make further reductions if the actions are deemed necessary.

The Company is continuing to develop new products and to work with its distribution partners with the goal of increasing sales. During Q2 2011 Zoom began selling to some of its major US retailers a new wireless-N cable modem/router and two new mobile broadband routers, and Zoom expanded the shelf space for one of its dial-up modems in one US major retailer.

The Company has had recurring net losses and continues to experience negative cash flows from operations. Furthermore, management does not believe the Company has sufficient resources to fund its normal operations over the next 12 months unless sales improve significantly or it raises capital. Additional financing may not be available on terms favorable to the Company, or at all.  If these funds are not available, the Company may not be able to execute its business plan or take advantage of business opportunities.  The ability of the Company to obtain such additional financing and to achieve its operating goals is uncertain.  In the event that the Company does not obtain additional capital or is not able to increase cash flow through the increase of sales, there is substantial doubt as to its ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty. Refer to “Risk Factors” set forth in our Annual Report on Form 10-K for the year ended December 31, 2010, filed with the Securities and Exchange Commission (“SEC”) on March 29, 2011 and in our other filings with the SEC for additional information with respect to events and uncertainties that could harm our business, operating results and financial condition.

(3) LIQUIDITY

On December 31, 2010 the Company had working capital of $4.2 million including $1.0 million in cash and cash equivalents.  On December 31, 2009 we had working capital of $2.8 million including $1.2 million in cash and cash equivalents. Our current ratio at December 31, 2010 was 4.4 compared to 3.0 at December 31, 2009. The most significant contributor to the increase in working capital and improvement of the current ratio was an increase in inventory during 2010.

In 2010, the Company’s operating activities used $1.0 million in cash, primarily to fund the increase in inventory during 2010. Zoom’s net profit in 2010 was $0.3 million.

In 2010, the Company’s net cash provided by financing activities was $0.8 million from the net proceeds of a stock rights offering completed in December 2010.  Under the rights offering, existing shareholders of the Company’s common stock were granted rights to purchase, at an offering price of $0.25 per share, 4 shares of stock for each share held.  The rights offering resulted in the issuance of 3,469,644 shares of common stock.

To conserve cash and manage our liquidity, we have implemented cost-cutting initiatives including the reduction of employee headcount and overhead costs. On December 31, 2010 we had a headcount of 37, including 36 employees and 1 agency contractor, compared to 40 as of December 31, 2009. As of February 28, 2011 we had 37 full-time and part-time employees.  We plan to continue to assess our cost structure as it relates to our revenues and cash position, and we may make further reductions if the actions are deemed necessary.

In 2011 we plan to try to increase revenues by placing more of our already shipping products into high-volume retailers and by introducing new products.

The audit report issued by our independent registered public accounting firm for our financial statements for the fiscal year ended December 31, 2010 states that the auditing firm has substantial doubt in our ability to continue as a going concern due to the risk that we may not have sufficient cash and liquid assets at December 31, 2010 to cover our operating and capital requirements for the next twelve-month period; and if in that case sufficient cash cannot be obtained, we would have to substantially alter, or possibly even discontinue, operations.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

At December 31, 2010 the Company's total current assets were $5.5 million and current liabilities were $1.3 million. The Company did not have any long-term debt at December 31, 2010.